SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equipment
Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures
Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
Leasehold Improvement
Accounting Policies [Line Items]
Estimated useful lives	3 years	3 years
Construction in Progress
Accounting Policies [Line Items]
Estimated useful lives		7 years